LIENS, GUARANTEES AND COMMITMENTS (Narrative) (Details) £ in Thousands, $ in Thousands, € in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 04, 2022 EUR (€)	Dec. 04, 2022 USD ($)
Bank Mizrahi Tefahot
Disclosure of contingent liabilities [line items]
Bank guarantees		₪ 5,000,000	$ 1,491
Bank Mizrahi Tefahot | Guarantee To Lessor
Disclosure of contingent liabilities [line items]
Security deposit for bank guarantee		3,192,000	952
Bank Mizrahi Tefahot | Guarantee To Government Authorities
Disclosure of contingent liabilities [line items]
Security deposit for bank guarantee		₪ 712,000	212
Another Israeli Bank | OTI
Disclosure of contingent liabilities [line items]
Security deposit for bank guarantee	£ 1,750		$ 2,283
European Processing Agency
Disclosure of contingent liabilities [line items]
Aggregate minimum processing turnover transactions per annum				€ 250	$ 264,000
Minimum turnover transactions per month					$ 3,500
Minimum percentage of visa credit				55.00%	55.00%